ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The consolidated financial statements include the financial statements of Daqo New Energy Corp. (the “Company”), its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. (“Chongqing Daqo”), Nanjing Daqo New Energy Co., Ltd. (“Nanjing Daqo”), Xinjiang Daqo New Energy Co., Ltd (“Xinjiang Daqo”), Daqo Solar Energy North America (“Daqo America”) and Daqo New Energy Holdings (Canada) Ltd.(“Daqo Canada”) and its consolidated variable interest entity (“VIE”) Daqo New Material Co., Ltd. (“Daqo New Material”) (collectively, the “Group”).

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo, Nanjing Daqo and Xinjiang Daqo were incorporated by the Company on January 14, 2008, December 20, 2007 and February 22, 2011, respectively, in the Peoples’ Republic of China (“PRC”). Daqo America was incorporated by the Company in January 2009, in California, USA. Daqo Canada was incorporated by the Company in April, 2011, in Hamilton, Ontario, Canada.

Daqo New Material and the Company were under common control by Daqo New Material’s ultimate shareholders prior to the issuance of Series A Convertible Redeemable Preferred Shares. Daqo New Material was established by Daqo Group Co., Ltd. (“Daqo Group”), an affiliate of the Company, on November 16, 2006 for the primary purpose of developing a photovoltaic business. Daqo New Material’s activities included acquiring land use rights and constructing certain polysilicon production infrastructure, including buildings and production machinery and equipment. Chongqing Daqo acquired additional machinery and equipment that are used in connection with Daqo New Material’s land and production infrastructure.

Subsequent to its establishment, Chongqing Daqo entered into a series of lease agreements with Daqo New Material to rent all of Daqo New Material’s land, production infrastructure and machinery and equipment for the Group’s polysilicon production. The lease periods are from July 1, 2008 to December 31, 2013, with monthly lease payments at a fixed amount of RMB10.0 million ($1.4 million) in 2008, RMB 6.1 million ($0.9 million) from January 2009 to October 2009 and RMB 9.1 million($1.4 million) since November 2009. The lease agreement also provided that if Daqo New Material transferred the ownership of the leased assets to any third party, the lease agreement would remain effective and enforceable against the new owner. One month before the expiry of the lease period, Chongqing Daqo has the option to renew the lease on the same terms and conditions for additional five-year periods. Furthermore, Chongqing Daqo has the option to purchase, or to designate any person to purchase, the leased assets at the then fair value at any time during the lease period or within one year following the lease period, if permitted by the PRC laws and regulations. If Daqo New Material desires to transfer the ownership of the leased assets to a third party, Chongqing Daqo has the right of first refusal to acquire the leased assets under the same conditions. If the leased assets are transferred to a third party, the lease agreement will remain effective and enforceable against the new owner.

Because the aggregate value of the monthly rental payments that Chongqing Daqo is contractually obligated to make to Daqo New Material represents the majority of the value of Daqo New Material’s assets, Chongqing Daqo has the majority of investment risk in Daqo New Material. Under accounting principles generally accepted in the United States of America (“U.S. GAAP”), these contractual obligations represent an implicit guarantee between related parties, and Daqo New Material is considered to be Chongqing Daqo’s variable interest entity. Furthermore, the operating activities of Daqo New Material are most closely associated with Chongqing Daqo and the management of Chongqing Daqo also acts as the management of Daqo New Material. Based on these factors, Chongqing Daqo has the power to control Daqo New Material and is considered the primary beneficiary of Daqo New Material. As a result, Daqo New Material’s financial results are consolidated into the Group’s consolidated financial statements since July 1, 2008. Daqo New Material has been deemed to be the Chongqing Daqo’s predecessor business from November 16, 2006 (inception) through June 30, 2008. The assets and liabilities of Daqo New Material are consolidated at historical cost given they were held by an entity under common control and common ownership. Daqo Group’s total equity interests in Daqo New Material are presented as a noncontrolling interest. In 2009, $79,607,043 payable to Daqo Group was converted to equity interests of Daqo New Material. Accordingly, the amount converted is presented as a capital contribution by non-controlling interest owner in the statement of changes in equity.

In the periods presented, the Company manufactured and sold polysilicon and wafers through Chongqing Daqo, and sold modules through Nanjing Daqo. Xinjiang Daqo is the entity constructing the polysilicon phase II project. Daqo America was set up as a marketing office to promote the Group’s products in North America. Daqo Canada was set up to build and operate a solar module production facility in Canada, however, the solar module production plan was suspended indefinitely.